                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 2

                              FORM 13F/A COVER PAGE


                 Report for the Quarter Ended December 31, 2001.

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.):  [X]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JANUARY 13, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED. THIS FILING ALSO LISTS SECURITIES SUBJECT TO A DE NOVO REQUEST FOR CONFIDENTIAL TREATMENT, WHICH WAS SUBSEQUENTLY WITHDRAWN. THIS FILING INCLUDES ALL SECURITIES CONTROLLED BY FIR TREE, INC. AS OF DECEMBER 31, 2001.


13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     October 6, 2003
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           26

Form 13F Information Table Value Total:           $353,809


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

                           FORM 13F INFORMATION TABLE


                         TITLE                                                                              VOTING AUTHORITY
                          OF                   VALUE      SHARES/     SH/   PUT/  INVSTMT    OTHER     --------------------------
NAME OF ISSUER           CLASS      CUSIP    (X$1,000)    PRN AMT     PRN   CALL  DSCRETN   MANAGERS    SOLE     SHARED    NONE
--------------           -----    ---------  --------    ----------   ---   ----  --------  ---------  ---------  -------  ------

AKAMAI TECHNOLOGIES INC  SB NT    00971TAC5    12,417    24,110,000   PRN             SOLE             24,110,000
                         CV
                         5.5%07
ALEXION PHARMACEUTICALS  NOTE     015351AB5    21,313    31,575,000   PRN             SOLE             31,575,000
 INC                     5.75%
                         3/1
AT & T CDA INC           DEPS     00207Q202     1,311        43,418   SH              SOLE                 43,418
                         RCPT
                         CL B
AT & T CDA INC           DEPS     00207Q902    22,793       755,000   SH    CALL      SOLE                755,000
                         RCPT
                         CL B
CAPITAL ONE FINL CORP    COM      14040H955    33,287       617,000   SH    PUT       SOLE                617,000
CONSECO INC              COM      208464907     4,186       938,500   SH    CALL      SOLE                938,500
CONSECO INC              COM      208464107     2,431       545,000   SH    PUT       SOLE                545,000
DYNEGY INC NEW           CL A     26816Q901    10,200       400,000   SH    CALL      SOLE                400,000
DYNEGY INC NEW           CL A     26816Q951    20,400       800,000   SH    PUT       SOLE                800,000
GARTNER INC              cl b     366651206    10,338       923,000   SH              SOLE                923,000
INTERNET CAP GROUP INC   COM      46059C106     1,711     1,414,257   SH              SOLE              1,414,257
ISTAR FINL INC.          COM      45031U101    15,109       605,582   SH              SOLE                605,582
LEVEL 3 COMMUNICATIONS   COM      52729N100    26,718     5,343,636   SH              SOLE              5,343,636
 INC
METROMEDIA FIBER         CL A     591689104     5,930    13,477,900   SH              SOLE             13,477,900
 NETWORK INC
MPOWER HOLDING CORP      COM      62473L101       507     1,126,177   SH              SOLE              1,126,177
MPOWER HOLDING CORP      PFD CV   62473L200       476       380,500   PRN             SOLE                380,500
                         D 7.25%
NETWORK PLUS CORP        DP       64122D605       209        50,000   SH              SOLE                 50,000
                         1/10A
                         CV7.5

RITE AID CORP            COM      767754104   134,166    26,515,118   SH              SOLE             26,515,118
RITE AID CORP            COM      767754104    16,192     3,200,000   SH    PUT       SOLE              3,200,000
SILICON GRAPHICS INC     COM      827056102       315       150,001   SH              SOLE                150,001
UNITEDGLOBALCOM          PFD CV   913247201     4,379       518,250   PRN             SOLE                518,250
                         1/20
                         DSR
UNITEDGLOBALCOM          CL A     913247508     1,920       383,936   SH              SOLE                383,936
WILMINGTON TRUST CORP    COM      971807102     5,962        94,165   SH              SOLE                 94,165
XO COMMUNICATIONS INC    CL A     983764101       497     5,180,000   SH              SOLE              5,180,000
XO COMMUNICATIONS INC    SB NT    983764AA9       522    52,150,000   PRN             SOLE             52,150,000
                         CV 144A
                         09
XO COMMUNICATIONS INC    SUB NT   983764AC5       520    52,000,000   PRN             SOLE             52,000,000
                         CV
                         5.75%09